Payables for Business Combinations - Additional Information (Detail) - Boa Vista Servicos S A [member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure In Tabular Form Of Maturity For Non Current Payables [Line Items]
Remeasurement of fair value	R$ 21,683	R$ (83,418)
Accordo Certo [member]
Disclosure In Tabular Form Of Maturity For Non Current Payables [Line Items]
Remeasurement of fair value	R$ 21,683	R$ (83,418)